Consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement
Lent securities and assets subject to repurchase agreements	$ 854	$ 895
Discontinued operations
Statement
Lent securities and assets subject to repurchase agreements		$ 1,112